Commitments and contingencies (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Aug. 13, 2020
Other Commitments [Line Items]
Warrants	$ 1,254		$ 1,892	$ 0
Lease cost	400	$ 400	$ 1,506	1,355	$ 1,624
Preferred stock warrants
Other Commitments [Line Items]
Warrants, number of shares issuable (in shares)			2,889,282			3,247,637
Warrants vested, percentage							40.00%
Warrants						$ 1,100
Warrants vested, fair value	$ 0			$ 0